Business combinations - Pro-Forma Information (Details) - GBP (£) £ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Revenue					£ 27,227
Profit/Loss					£ 2,128
Revenue						£ 30,852
Profit/Loss						2,507
FIVE
Disclosure of detailed information about business combination [line items]
Revenue		£ 4,827
Profit/Loss		£ 171
Revenue						13,419
Profit/Loss						1,910
Levvel LLC
Disclosure of detailed information about business combination [line items]
Revenue	£ 11,639
Profit/Loss	£ 1,192
Revenue						39,467
Profit/Loss						4,715
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Revenue			£ 8,054
Profit/Loss			£ (100)
Revenue						15,623
Profit/Loss						501
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Revenue				£ 3,368
Profit/Loss				£ (267)
Revenue						5,222
Profit/Loss						£ (465)